Business combination agreement - Deemed cost (Details) - Arqit Quantum Inc	Sep. 03, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Expense recognised for difference between deemed cost and fair value of net assets acquired	$ 55,459,939
Share issuance costs	$ 16,914,223